UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment [X]; Amendment Number:  1
                                              -----
This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

InstitutionalInvestment Manager Filing this Report:

Name:    Consulta Limited

Address: 20 St. James's Street, London, United Kingdom SW1A 1ES

Form 13F File Number: 28-14165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Tony Baker
Title: Chief Financial Officer
Phone: +44 20 7766 5400

Signature, Place, and Date of Signing:

/s/ Tony Baker             London, United Kingdom          December 12, 2012
--------------------------------------------------------------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $103,819.53 (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
                         TITLE OF                  VALUE      SHARES OR   SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP       (x1000)      PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
-----------------------  --------  ----------     --------    ----------------------  ----------  -------- ------------------------
BERKSHIRE HATHAWAY
   INC DEL               PUT         084670 95 2  34,773.07    415,300    SH    PUT       Sole             415,300
E M C CORP MASS          CALL        268648 90 2     512.60     20,000    SH    CALL      Sole              20,000
HALLIBURTON CO           CALL        406216 90 1   4,230.11    149,000    SH    CALL      Sole             149,000
TARGET CORP              PUT         87612E 95 6  25,778.17    443,000    SH    PUT       Sole             443,000
TIME WARNER INC          PUT         887317 95 3  17,873.17    217,700    SH    PUT       Sole             217,700
WILLIAMS COS INC DEL     PUT         969465 95 0  20,652.41    716,600    SH    PUT       Sole             716,600